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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP One Post Office Square Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary - 17.4%
Amazon.com, Inc. (a)	11,161	$7,543,608
CarMax, Inc. (a)	139,964	7,553,857
Discovery Communications, Inc. - Series C (a)	185,986	4,690,567
DISH Network Corporation - Class A (a)	69,975	4,001,171
Liberty Broadband Corporation - Series A (a)	12,624	652,030
Liberty Broadband Corporation - Series C (a)	51,714	2,681,888
Liberty Media Corporation - Series A (a)	45,012	1,766,721
Liberty Media Corporation - Series C (a)	133,979	5,101,920
Priceline Group, Inc. (The) (a)	5,897	7,518,380
PVH Corporation	67,423	4,965,704
Starbucks Corporation	110,425	6,628,813
Walt Disney Company (The)	52,531	5,519,957
		58,624,616
Consumer Staples - 10.9%
Anheuser-Busch InBev SA/NV - ADR	40,875	5,109,375
Hershey Company (The)	49,165	4,388,960
J.M. Smucker Company (The)	57,907	7,142,249
Mondelēz International, Inc. - Class A	138,640	6,216,618
Nestlé S.A. - ADR	111,137	8,270,815
PepsiCo, Inc.	55,701	5,565,644
		36,693,661
Energy - 5.0%
Chevron Corporation	43,157	3,882,404
Exxon Mobil Corporation	89,392	6,968,106
Schlumberger Ltd.	85,200	5,942,700
		16,793,210
Financials - 23.8%
American Tower Corporation (b)	95,322	9,241,468
Berkshire Hathaway, Inc. - Class B (a)	61,801	8,160,204
Brookfield Asset Management, Inc. - Class A	335,279	10,571,347
Capital One Financial Corporation	132,536	9,566,448
Citigroup, Inc.	172,367	8,919,992
CME Group, Inc.	82,336	7,459,642
JPMorgan Chase & Company	116,428	7,687,741
Markel Corporation (a)	13,893	12,272,381
Wells Fargo & Company	113,619	6,176,329
		80,055,552
Health Care - 14.9%
AmerisourceBergen Corporation	67,785	7,029,982
Amgen, Inc.	30,306	4,919,573

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Health Care - 14.9% (Continued)
Anthem, Inc.	30,048	$4,189,893
Celgene Corporation (a)	69,648	8,341,045
Express Scripts Holding Company (a)	57,411	5,018,296
Johnson & Johnson	91,542	9,403,194
Merck & Company, Inc.	116,920	6,175,714
Perrigo Company plc	34,744	5,027,457
		50,105,154
Industrials - 9.6%
American Airlines Group, Inc.	141,130	5,976,856
Danaher Corporation	121,722	11,305,539
General Electric Company	159,750	4,976,213
Parker-Hannifin Corporation	41,430	4,017,881
Union Pacific Corporation	74,744	5,844,981
		32,121,470
Information Technology - 12.3%
Accenture plc - Class A	83,686	8,745,187
Alphabet, Inc. - Class A (a)	7,045	5,481,080
Alphabet, Inc. - Class C (a)	6,387	4,846,967
Apple, Inc.	39,672	4,175,875
Check Point Software Technologies Ltd. (a)	62,562	5,091,296
Cisco Systems, Inc.	178,943	4,859,197
Visa, Inc. - Class A	106,801	8,282,417
		41,482,019
Materials - 3.3%
Monsanto Company	70,788	6,974,034
Praxair, Inc.	41,458	4,245,299
		11,219,333

Total Common Stocks (Cost $243,269,256)		$327,095,015

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.10% (c) (Cost $6,525,704)	6,525,704	$6,525,704

Total Investments at Value - 99.1% (Cost $249,794,960)		$333,620,719

Other Assets in Excess of Liabilities - 0.9%		2,833,080

Net Assets - 100.0%		$336,453,799

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Real estate investment trust (REIT).
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Consumer Discretionary - 8.7%
Las Vegas Sands Corporation	160,525	$7,037,416
McDonald's Corporation	71,865	8,490,131
Ralph Lauren Corporation	48,345	5,389,501
Six Flags Entertainment Corporation	151,135	8,303,357
Time Warner, Inc.	117,020	7,567,683
		36,788,088
Consumer Staples - 14.7%
Altria Group, Inc.	133,111	7,748,391
Anheuser-Busch InBev SA/NV - ADR	61,770	7,721,250
Archer-Daniels-Midland Company	156,205	5,729,600
Coca-Cola Company (The)	218,445	9,384,397
Diageo plc - ADR	73,220	7,986,105
PepsiCo, Inc.	84,110	8,404,271
Philip Morris International, Inc.	99,695	8,764,188
Procter & Gamble Company (The)	83,830	6,656,940
		62,395,142
Energy - 6.7%
Chevron Corporation	59,516	5,354,060
Exxon Mobil Corporation	102,135	7,961,423
Occidental Petroleum Corporation	127,105	8,593,569
Spectra Energy Corporation	265,695	6,360,738
		28,269,790
Financials - 29.5%
Capital One Financial Corporation	155,640	11,234,095
Citigroup, Inc.	164,655	8,520,896
Equity LifeStyle Properties, Inc. (b)	161,745	10,783,539
FNF Group	304,325	10,550,948
Gaming and Leisure Properties, Inc. (b)	308,919	8,587,948
JPMorgan Chase & Company	190,565	12,583,007
Lamar Advertising Company - Class A (b)	158,740	9,521,225
Markel Corporation (a)	14,719	13,002,029
Regions Financial Corporation	871,335	8,364,816
Sun Communities, Inc. (b)	130,860	8,967,836
W.P. Carey, Inc. (b)	193,849	11,437,091
Wells Fargo & Company	218,915	11,900,220
		125,453,650
Health Care - 9.2%
Johnson & Johnson	130,310	13,385,443
Merck & Company, Inc.	148,130	7,824,227
Sanofi - ADR	173,010	7,378,876

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Teva Pharmaceutical Industries Ltd. - ADR	160,055	$10,506,010
		39,094,556
Industrials - 11.8%
3M Company	52,945	7,975,635
Eaton Corporation plc	109,457	5,696,142
General Electric Company	374,835	11,676,110
Illinois Tool Works, Inc.	70,595	6,542,745
Raytheon Company	61,301	7,633,813
Watsco, Inc.	91,435	10,709,782
		50,234,227
Information Technology - 3.5%
Cisco Systems, Inc.	242,475	6,584,408
Microsoft Corporation	149,918	8,317,451
		14,901,859
Materials - 4.3%
Eastman Chemical Company	127,010	8,574,445
Nucor Corporation	116,590	4,698,577
Potash Corporation of Saskatchewan, Inc.	296,340	5,073,341
		18,346,363
Telecommunication Services - 1.7%
Verizon Communications, Inc.	159,210	7,358,686

Utilities - 2.6%
Dominion Resources, Inc.	112,460	7,606,795
NRG Energy, Inc.	309,025	3,637,224
		11,244,019

Total Common Stocks (Cost $354,012,822)		$394,086,380

EXCHANGE-TRADED FUNDS - 2.7%	Shares	Value
SPDR® EURO STOXX 50® ETF (Cost $11,574,075)	331,560	$11,415,611

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS – 3.0%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.10% (c) (Cost $12,500,312)	12,500,312	$12,500,312

Total Investments at Value - 98.4% (Cost $378,087,209)		$418,002,303

Other Assets in Excess of Liabilities - 1.6%		6,977,423

Net Assets - 100.0%		$424,979,726

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Real estate investment trust (REIT).
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Consumer Discretionary - 37.2%
Amazon.com, Inc. (a)	14,735	$9,959,239
CarMax, Inc. (a)	247,160	13,339,225
Discovery Communications, Inc. - Series A (a)	116,935	3,119,826
Discovery Communications, Inc. - Series C (a)	677,491	17,086,323
Dollar Tree, Inc. (a)	190,991	14,748,325
Hanesbrands, Inc.	363,380	10,694,274
Liberty Broadband Corporation - Series C (a)	199,235	10,332,327
Live Nation Entertainment, Inc. (a)	423,179	10,397,508
LKQ Corporation (a)	333,316	9,876,153
Penn National Gaming, Inc. (a)	342,447	5,486,001
TripAdvisor, Inc. (a)	76,745	6,542,511
		111,581,712
Consumer Staples - 3.6%
Church & Dwight Company, Inc.	127,540	10,825,595

Financials - 32.6%
American Tower Corporation (b)	158,970	15,412,142
Brookfield Asset Management, Inc. - Class A	496,297	15,648,244
Capital One Financial Corporation	220,579	15,921,392
Fairfax Financial Holdings Ltd.	19,718	9,287,178
FNF Group	169,170	5,865,124
Gaming and Leisure Properties, Inc. (b)	521,394	14,494,753
Markel Corporation (a)	15,695	13,864,178
PRA Group, Inc. (a)	212,308	7,364,965
		97,857,976
Health Care - 2.7%
Henry Schein, Inc. (a)	50,685	8,017,860

Industrials - 14.4%
American Airlines Group, Inc.	216,350	9,162,422
Colfax Corporation (a)	474,851	11,087,771
Genesee & Wyoming, Inc. - Class A (a)	139,035	7,464,789
WABCO Holdings, Inc. (a)	93,440	9,555,174
Watsco, Inc.	50,820	5,952,547
		43,222,703
Information Technology - 3.4%
Intuit, Inc.	105,665	10,196,673

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Utilities - 2.3%
NRG Energy, Inc.	593,100	$6,980,787

Total Common Stocks (Cost $289,221,880)		$288,683,306

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.10% (c) (Cost $8,789,690)	8,789,690	$8,789,690

Total Investments at Value - 99.1% (Cost $298,011,570)		$297,472,996

Other Assets in Excess of Liabilities - 0.9%		2,566,840

Net Assets - 100.0%		$300,039,836

(a)	Non-income producing security.
(b)	Real estate investment trust (REIT).
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Consumer Discretionary - 27.8%
Cable One, Inc.	1,500	$650,490
Core-Mark Holding Company, Inc.	13,571	1,112,008
Eldorado Resorts, Inc. (a)	92,310	1,015,410
Liberty Broadband Corporation - Series C (a)	21,918	1,136,668
Liberty TripAdvisor Holdings, Inc. - Series A (a)	27,000	819,180
Lions Gate Entertainment Corporation	27,000	874,530
Live Nation Entertainment, Inc. (a)	54,179	1,331,178
Monarch Casino & Resort, Inc. (a)	79,925	1,815,896
Pool Corporation	11,457	925,496
Scripps Networks Interactive, Inc. - Class A	15,000	828,150
Unifi, Inc. (a)	16,107	453,412
		10,962,418
Consumer Staples - 7.6%
Boston Beer Company, Inc. (The) - Class A (a)	6,100	1,231,651
Seaboard Corporation (a)	350	1,013,159
Snyder's-Lance, Inc.	21,617	741,463
		2,986,273
Energy - 7.3%
CNX Coal Resources LP	65,700	609,039
Peyto Exploration & Development Corporation	42,051	754,395
Sunoco LP	23,652	936,856
Westmoreland Coal Company (a)	96,047	564,756
		2,865,046
Financials - 25.4%
Cohen & Steers, Inc.	20,500	624,840
Diamond Hill Investment Group, Inc.	5,044	953,316
Encore Capital Group, Inc. (a)	34,579	1,005,557
FNFV Group (a)	48,530	544,992
FRP Holdings, Inc. (a)	21,893	743,049
Gaming and Leisure Properties, Inc. (b)	26,198	728,304
Lamar Advertising Company - Class A (b)	14,500	869,710
Outfront Media, Inc. (b)	54,289	1,185,129
PRA Group, Inc. (a)	21,302	738,966
Stewart Information Services Corporation	36,529	1,363,628
TowneBank	59,359	1,238,822
		9,996,313
Health Care - 6.4%
VCA, Inc. (a)	22,155	1,218,525
VWR Corporation (a)	46,361	1,312,480
		2,531,005

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 15.8%
Colfax Corporation (a)	44,514	$1,039,402
Covenant Transportation Group, Inc. - Class A (a)	50,057	945,577
Genesee & Wyoming, Inc. - Class A (a)	21,870	1,174,200
Marten Transport Ltd.	60,178	1,065,151
Mistras Group, Inc. (a)	45,033	859,680
Watsco, Inc.	9,558	1,119,528
		6,203,538
Information Technology - 3.3%
Black Knight Financial Services, Inc. - Class A (a)	21,000	694,260
EchoStar Corporation - Class A (a)	15,559	608,513
		1,302,773
Materials - 3.9%
Fortuna Silver Mines, Inc. (a)	400,580	901,305
NewMarket Corporation	1,636	622,874
		1,524,179
Utilities - 1.8%
Dynegy, Inc. (a)	51,753	693,490

Total Common Stocks (Cost $43,344,922)		$39,065,035

MONEY MARKET FUNDS - 1.3%	Shares	Value
First American Treasury Obligations Fund – Class Z, 0.10% (c) (Cost $519,531)	519,531	$519,531

Total Investments at Value - 100.6% (Cost $43,864,453)		$39,584,566

Liabilities in Excess of Other Assets - (0.6%)		(235,953)

Net Assets - 100.0%		$39,348,613

(a)	Non-income producing security.
(b)	Real estate investment trust (REIT).
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 49.8%	Shares	Value
Consumer Discretionary - 4.6%
Las Vegas Sands Corporation	480	$21,043
McDonald's Corporation	210	24,809
Ralph Lauren Corporation	145	16,165
Six Flags Entertainment Corporation	450	24,723
Time Warner, Inc.	345	22,311
		109,051
Consumer Staples - 7.9%
Altria Group, Inc.	395	22,993
Anheuser-Busch InBev SA/NV - ADR	185	23,125
Archer-Daniels-Midland Company	465	17,056
Coca-Cola Company (The)	650	27,924
Diageo plc - ADR	220	23,995
PepsiCo, Inc.	250	24,980
Philip Morris International, Inc.	295	25,933
Procter & Gamble Company (The)	250	19,853
		185,859
Energy - 3.6%
Chevron Corporation	175	15,743
Exxon Mobil Corporation	305	23,775
Occidental Petroleum Corporation	380	25,692
Spectra Energy Corporation	800	19,152
		84,362
Financials - 15.9%
Capital One Financial Corporation	465	33,564
Citigroup, Inc.	490	25,357
Equity Lifestyle Properties, Inc. (b)	480	32,001
FNF Group	915	31,723
Gaming and Leisure Properties, Inc. (b)	920	25,576
JPMorgan Chase & Company	565	37,307
Lamar Advertising Company - Class A (b)	470	28,191
Markel Corporation (a)	45	39,751
Regions Financial Corporation	2,595	24,912
Sun Communities, Inc. (b)	390	26,727
W.P. Carey, Inc. (b)	575	33,925
Wells Fargo & Company	650	35,334
		374,368
Health Care – 4.9%
Johnson & Johnson	390	40,061
Merck & Company, Inc.	440	23,241
Sanofi - ADR	515	21,964

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 49.8% (Continued)	Shares	Value
Health Care – 4.9% (Continued)
Teva Pharmaceutical Industries Ltd. - ADR	475	$31,179
		116,445
Industrials - 6.3%
3M Company	155	23,349
Eaton Corporation plc	325	16,913
General Electric Company	1,115	34,732
Illinois Tool Works, Inc.	210	19,463
Raytheon Company	185	23,038
Watsco, Inc.	270	31,625
		149,120
Information Technology - 1.9%
Cisco Systems, Inc.	720	19,552
Microsoft Corporation	445	24,689
		44,241
Materials - 2.3%
Eastman Chemical Company	380	25,654
Nucor Corporation	345	13,903
Potash Corporation of Saskatchewan, Inc.	880	15,066
		54,623
Telecommunication Services - 1.0%
Verizon Communications, Inc.	475	21,955

Utilities - 1.4%
Dominion Resources, Inc.	335	22,659
NRG Energy, Inc.	930	10,946
		33,605

Total Common Stocks (Cost $1,174,545)		$1,173,629

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 11.6%	Shares	Value
iShares Floating Rate Bond ETF	600	$30,264
iShares Intermediate Government/Credit Bond ETF	550	60,285
iShares MBS ETF	275	29,617
SPDR® EURO STOXX 50® ETF	985	33,914
Vanguard Short-Term Bond ETF	375	29,839
Vanguard Short-Term Corporate Bond ETF	750	59,243
Vanguard Total Bond Market ETF	375	30,285
Total Exchange-Traded Funds (Cost $273,526)		$273,447

Total Investments at Value – 61.4% (Cost $1,448,071)		$1,447,076

Other Assets in Excess of Liabilities - 38.6%		908,292

Net Assets - 100.0%		$2,355,368

ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	Real estate investment trust (REIT).
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2015 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2015 by security type:

Davenport Core Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$327,095,015	$-	$-	$327,095,015
Money Market Funds	6,525,704	-	-	6,525,704
Total	$333,620,719	$-	$-	$333,620,719

Davenport Value & Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$394,086,380	$-	$-	$394,086,380
Exchange-Traded Funds	11,415,611	-	-	11,415,611
Money Market Funds	12,500,312	-	-	12,500,312
Total	$418,002,303	$-	$-	$418,002,303

Davenport Equity Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$288,683,306	$-	$-	$288,683,306
Money Market Funds	8,789,690	-	-	8,789,690
Total	$297,472,996	$-	$-	$297,472,996

Davenport Small Cap Focus Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$39,065,035	$-	$-	$39,065,035
Money Market Funds	519,531	-	-	519,531
Total	$39,584,566	$-	$-	$39,584,566

Davenport Balanced Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$1,173,629	$-	$-	$1,173,629
Exchange-Traded Funds	273,447	-	-	273,447
Total	$1,447,076	$-	$-	$1,447,076

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. As of December 31, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Funds as of December 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.	Investment Transactions
Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis for each item as of December 31, 2015:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund

Cost of portfolio investments	$249,807,438	$378,110,224	$298,012,246	$43,868,253	$1,448,071

Gross unrealized appreciation	$94,565,043	$64,951,837	$37,266,208	$2,248,689	$1,947
Gross unrealized depreciation	(10,751,762)	(25,059,758)	(37,805,458)	(6,532,376)	(2,942)

Net unrealized appreciation (depreciation)	$83,813,281	$39,892,079	$(539,250)	$(4,283,687)	$(995)

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for each Fund, except Davenport Balanced Income Fund, is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and/or adjustments to basis on publicly traded partnerships.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of December 31, 2015, Davenport Value & Income Fund had 29.5% of the value of its net assets invested in stocks within the Financials sector; Davenport Equity Opportunities Fund had 37.2% and 32.6% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Financials sector, respectively; and Davenport Small Cap Focus Fund had 27.8% and 25.4% of the value of its net assets invested in stocks within the Consumer Discretionary sector and Financials sector, respectively.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Consumer Discretionary - 7.5%
Best Buy Company, Inc. (a)	11,000	$334,950
Coach, Inc.	11,000	360,030
Ford Motor Company	34,400	484,696
Kohl's Corporation	8,000	381,040
Staples, Inc.	31,000	293,570
		1,854,286
Consumer Staples - 10.0%
Coca-Cola Company (The) (a)	15,000	644,400
PepsiCo, Inc. (a)	4,800	479,616
Procter & Gamble Company (The)	10,000	794,100
Wal-Mart Stores, Inc. (a)	8,700	533,310
		2,451,426
Energy - 10.7%
Chevron Corporation	6,000	539,760
ConocoPhillips	12,200	569,618
Exxon Mobil Corporation	3,500	272,825
Noble Corporation plc	28,000	295,400
Occidental Petroleum Corporation (a)	5,900	398,899
Royal Dutch Shell plc - Class A - ADR	12,000	549,480
		2,625,982
Financials - 19.7%
BB&T Corporation	10,000	378,100
First Niagara Financial Group, Inc.	28,000	303,800
HSBC Holdings plc - ADR	13,400	528,898
JPMorgan Chase & Company (a)	15,358	1,014,088
Manulife Financial Corporation	20,000	299,600
MetLife, Inc.	11,200	539,952
People's United Financial, Inc.	25,000	403,750
Prudential Financial, Inc.	6,900	561,729
U.S. Bancorp	14,200	605,914
Ventas, Inc.	4,000	225,720
		4,861,551
Health Care - 6.5%
Johnson & Johnson	2,600	267,072
Merck & Company, Inc.	12,800	676,096
Pfizer, Inc. (a)	20,000	645,600
		1,588,768
Industrials - 11.5%
Eaton Corporation plc	8,000	416,320
Emerson Electric Company (a)	10,600	506,998
General Electric Company (a)	20,800	647,920

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Industrials - 11.5% (Continued)
Koninklijke Philips N.V.	11,000	$279,950
R.R. Donnelley & Sons Company (a)	36,400	535,808
United Parcel Service, Inc. - Class B	2,600	250,198
United Technologies Corporation	2,000	192,140
		2,829,334
Information Technology - 18.6%
Apple, Inc. (a)	6,100	642,086
Applied Materials, Inc. (a)	15,000	280,050
Cisco Systems, Inc. (a)	32,000	868,960
Hewlett Packard Enterprise Company (a)	19,500	296,400
HP, Inc.	30,000	355,200
Intel Corporation (a)	10,000	344,500
International Business Machines Corporation	3,700	509,194
Microsoft Corporation (a)	11,000	610,280
Western Union Company (The) (a)	37,000	662,670
		4,569,340
Materials - 5.1%
E.I. du Pont de Nemours and Company (a)	2,500	166,500
Nucor Corporation	10,000	403,000
Potash Corporation of Saskatchewan, Inc.	19,000	325,280
Rio Tinto plc - ADR	12,600	366,912
		1,261,692
Telecommunication Services - 4.1%
AT&T, Inc.	18,000	619,380
CenturyLink, Inc.	15,500	389,980
		1,009,360
Utilities - 4.1%
FirstEnergy Corporation	19,000	602,870
PPL Corporation (a)	12,000	409,560
		1,012,430

Total Common Stocks (Cost $21,571,685)		$24,064,169

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (b) (Cost $696,085)	696,085	$696,085

Total Investments at Value - 100.6% (Cost $22,267,770)		$24,760,254

Liabilities in Excess of Other Assets - (0.6%)		(145,721)

Net Assets - 100.0%		$24,614,533

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2015 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Apple, Inc.,
06/17/2016 at $130	25	$2,375	$11,174
Applied Materials, Inc.,
07/15/2016 at $20	150	13,050	11,843
Best Buy Company, Inc.,
03/18/2016 at $37	110	4,180	21,665
Cisco Systems, Inc.,
04/15/2016 at $30	100	2,500	13,195
Coca-Cola Company (The),
02/19/2016 at $41	90	22,770	9,806
05/20/2016 at $45	60	4,200	5,877
E.I. du Pont de Nemours and Company,
04/15/2016 at $60	25	23,000	6,174
Emerson Electric Company,
01/15/2016 at $65	50	250	6,848
General Electric Company,
09/16/2016 at $33	82	9,020	8,364
Hewlett Packard Enterprise Company,
05/20/2016 at $16	195	15,600	14,422
Intel Corporation,
01/15/2016 at $37	100	800	10,696
JPMorgan Chase & Company,
06/17/2016 at $67.5	10	3,000	2,020
Microsoft Corporation,
06/17/2016 at $57.5	45	11,205	7,513
07/15/2016 at $57.5	65	16,900	13,127
Occidental Petroleum Corporation,
05/20/2016 at $77.5	25	3,125	6,924
PepsiCo, Inc.,
07/15/2016 at $105	48	10,368	10,414
Pfizer, Inc.,
03/18/2016 at $35	90	1,530	9,626
PPL Corporation,
01/15/2016 at $34	90	4,050	6,979
R.R. Donnelley & Sons Company,
01/15/2016 at $20	156	780	7,325
06/17/2016 at $19	208	2,080	11,327
Wal-Mart Stores, Inc.,
06/17/2016 at $67.5	50	3,250	5,148

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS (Continued)

COVERED CALL OPTIONS (Continued)	Option Contracts	Value of Options	Premiums Received
Western Union Company (The),
05/20/2016 at $20	220	$12,100	$15,830
		$166,133	$216,297

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 80.0%	Shares	Value
Consumer Discretionary - 7.4%
Best Buy Company, Inc. (a)	10,000	$304,500
Bloomin' Brands, Inc.	14,000	236,460
Coach, Inc.	12,000	392,760
Ford Motor Company	34,000	479,060
Kohl's Corporation	9,000	428,670
Staples, Inc.	35,000	331,450
Target Corporation	2,500	181,525
		2,354,425
Consumer Staples - 5.4%
Avon Products, Inc.	24,000	97,200
CVS Health Corporation	3,800	371,526
PepsiCo, Inc.	3,200	319,744
Procter & Gamble Company (The)	4,500	357,345
Wal-Mart Stores, Inc.	9,000	551,700
		1,697,515
Energy - 9.5%
Baker Hughes, Inc.	8,000	369,200
Chevron Corporation	5,000	449,800
ConocoPhillips	12,500	583,625
Devon Energy Corporation	14,000	448,000
Noble Corporation plc	30,000	316,500
Occidental Petroleum Corporation	5,200	351,572
Royal Dutch Shell plc - Class A - ADR	11,000	503,690
		3,022,387
Financials - 19.9%
Bank of America Corporation	59,000	992,970
Bank of New York Mellon Corporation (The)	13,500	556,470
Capital One Financial Corporation	5,000	360,900
Comerica, Inc.	7,000	292,810
First Niagara Financial Group, Inc.	24,000	260,400
JPMorgan Chase & Company	12,000	792,360
Lincoln National Corporation	14,000	703,640
Manulife Financial Corporation	24,000	359,520
MetLife, Inc.	15,000	723,150
People's United Financial, Inc.	18,000	290,700
Travelers Companies, Inc. (The)	6,500	733,590
Ventas, Inc.	4,500	253,935
		6,320,445
Health Care - 5.2%
Merck & Company, Inc.	14,000	739,480

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 80.0% (Continued)	Shares	Value
Health Care - 5.2% (Continued)
Pfizer, Inc.	28,000	$903,840
		1,643,320
Industrials - 8.5%
Eaton Corporation plc	8,000	416,320
FedEx Corporation	1,700	253,283
General Electric Company	17,000	529,550
Ingersoll-Rand plc	4,700	259,863
Koninklijke Philips N.V.	16,025	407,836
Norfolk Southern Corporation	3,000	253,770
R.R. Donnelley & Sons Company	23,000	338,560
United Technologies Corporation	2,500	240,175
		2,699,357
Information Technology - 14.2%
Apple, Inc. (a)	5,600	589,456
Cisco Systems, Inc.	40,000	1,086,200
EMC Corporation	10,000	256,800
Hewlett Packard Enterprise Company	16,000	243,200
HP, Inc.	20,000	236,800
International Business Machines Corporation	4,000	550,480
Microsoft Corporation (a)	17,000	943,160
Western Union Company (The)	34,000	608,940
		4,515,036
Materials - 4.8%
E.I. du Pont de Nemours and Company (a)	8,000	532,800
Freeport-McMoRan, Inc.	25,000	169,250
Mosaic Company (The)	6,000	165,540
Nucor Corporation	8,000	322,400
Rio Tinto plc - ADR	11,000	320,320
		1,510,310
Telecommunication Services - 2.8%
AT&T, Inc.	15,000	516,150
CenturyLink, Inc.	14,000	352,240
		868,390
Utilities - 2.3%
FirstEnergy Corporation	8,000	253,840
PPL Corporation	14,000	477,820
		731,660

Total Common Stocks (Cost $20,623,497)		$25,362,845

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 7.0%	Par Value	Value
Consumer Discretionary - 1.5%
Mattel, Inc., 2.35%, due 05/06/2019	$500,000	$495,763

Energy - 1.6%
Dominion Resources, Inc., 2.50%, due 12/01/2019	500,000	498,152

Financials - 1.6%
Prudential Financial, Inc., 3.00%, due 05/12/2016	500,000	502,769

Industrials - 2.3%
Ryder System, Inc., 2.50%, due 05/11/2020	750,000	730,469

Total Corporate Bonds (Cost $2,268,100)		$2,227,153

MUNICIPAL BONDS – 0.9%	Par Value	Value
Wise Co., Virginia, Industrial Dev. Authority, Revenue, 1.70%, due 02/01/2017 (Cost $298,458)	$300,000	$299,184

CLOSED-END FUNDS – 0.9%	Shares	Value
Prudential Short Duration High Yield Fund, Inc. (Cost $291,069)	20,000	$292,000

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 11.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (b)	2,978,951	$2,978,951
First American Government Obligations Fund - Class Z, 0.09% (b)	620,805	620,805
Total Money Market Funds (Cost $3,599,756)		$3,599,756

Total Investments at Value - 100.2% (Cost $27,080,880)		$31,780,938

Liabilities in Excess of Other Assets - (0.2%)		(59,300)

Net Assets - 100.0%		$31,721,638

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2015 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Apple, Inc.,
01/15/2016 at $145	20	$20	$8,339
Best Buy Company, Inc.,
03/18/2016 at $37	100	3,800	19,695
E.I. du Pont de Nemours and Company,
04/15/2016 at $60	40	36,800	9,908
07/15/2016 at $72.5	40	11,520	9,078
Microsoft Corporation,
06/17/2016 at $57.5	20	4,980	3,844
		$57,120	$50,864

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2015 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies. Call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchange or board of trade on which they are traded.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including corporate bonds and municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2015 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$24,064,169	$-	$-	$24,064,169
Money Market Funds	696,085	-	-	696,085
Total	$24,760,254	$-	$-	$24,760,254

Other Financial Instruments:
Written Covered Call Options	$(166,133)	$-	$-	$(166,133)
Total	$(166,133)	$-	$-	$(166,133)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$25,362,845	$-	$-	$25,362,845
Corporate Bonds	-	2,227,153	-	2,227,153
Municipal Bonds	-	299,184	-	299,184
Closed-End Funds	292,000	-	-	292,000
Money Market Funds	3,599,756	-	-	3,599,756
Total	$29,254,601	$2,526,337	$-	$31,780,938

Other Financial Instruments:
Written Covered Call Options	$(57,120)	$-	$-	$(57,120)
Total	$(57,120)	$-	$-	$(57,120)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of December 31, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities held in the Funds as of December 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2015:

	FBP Equity & Dividend Plus Fund	FBP Appreciation & Income Opportunities Fund

Tax cost of portfolio investments	$22,267,770	$27,080,880

Gross unrealized appreciation	$4,298,241	$6,709,342
Gross unrealized depreciation	(1,805,757)	(2,009,284)

Net unrealized appreciation on investements	$2,492,484	$4,700,058

Net unrealized appreciation (depreciation) on option contracts	$50,164	$(6,256)

As of December 31, 2015, the tax cost of written option contracts for FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund is $216,297 and $50,864, respectively.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 89.7%	Shares	Value
Consumer Discretionary - 11.5%
Comcast Corporation - Class A	30,000	$1,692,900
Dollar Tree, Inc. (a)	3,500	270,270
Home Depot, Inc. (The)	7,200	952,200
Johnson Controls, Inc.	15,400	608,146
Lowe's Companies, Inc.	8,000	608,320
McDonald's Corporation	5,000	590,700
NIKE, Inc. - Class B	12,900	806,250
TEGNA, Inc.	21,000	535,920
Tractor Supply Company	9,000	769,500
Walt Disney Company (The)	24,775	2,603,357
		9,437,563
Consumer Staples - 8.2%
Altria Group, Inc.	11,700	681,057
Anheuser-Busch InBev SA/NV - ADR	9,000	1,125,000
Coca-Cola Company (The)	12,000	515,520
CVS Health Corporation	12,000	1,173,240
Kraft Heinz Company (The)	5,378	391,303
McCormick & Company, Inc. - Non-Voting Shares	7,000	598,920
Mondelēz International, Inc. - Class A	28,336	1,270,586
Philip Morris International, Inc.	7,860	690,973
Procter & Gamble Company (The)	3,500	277,935
		6,724,534
Energy - 4.4%
ConocoPhillips	24,500	1,143,905
Phillips 66	14,300	1,169,740
Pioneer Natural Resources Company	7,500	940,350
Valero Energy Corporation	5,500	388,905
		3,642,900
Financials - 10.9%
Aflac, Inc.	10,565	632,844
American International Group, Inc.	21,000	1,301,370
Brookfield Asset Management, Inc. - Class A	33,500	1,056,255
Charles Schwab Corporation (The)	11,500	378,695
Goldman Sachs Group, Inc. (The)	6,500	1,171,495
JPMorgan Chase & Company	28,000	1,848,840
Mid-America Apartment Communities, Inc.	11,394	1,034,689
U.S. Bancorp	5,500	234,685
Wells Fargo & Company	24,000	1,304,640
		8,963,513

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Health Care - 16.8%
Abbott Laboratories	12,000	$538,920
AbbVie, Inc.	11,500	681,260
Alexion Pharmaceuticals, Inc. (a)	1,000	190,750
Allergan plc (a)	6,000	1,875,000
Amgen, Inc.	2,000	324,660
Becton, Dickinson and Company	621	95,690
Bio-Techne Corporation	10,000	900,000
Cardinal Health, Inc.	15,000	1,339,050
Cerner Corporation (a)	9,000	541,530
Gilead Sciences, Inc.	16,000	1,619,040
Henry Schein, Inc. (a)	4,500	711,855
Merck & Company, Inc.	10,000	528,200
Novartis AG - ADR	9,000	774,360
Pfizer, Inc.	27,000	871,560
Regeneron Pharmaceuticals, Inc. (a)	2,300	1,248,601
Shire plc - ADR	3,000	615,000
Waters Corporation (a)	6,475	871,405
		13,726,881
Industrials - 11.4%
Boeing Company (The)	6,000	867,540
Emerson Electric Company	13,000	621,790
General Dynamics Corporation	13,600	1,868,096
Honeywell International, Inc.	10,000	1,035,700
Lockheed Martin Corporation	7,000	1,520,050
Norfolk Southern Corporation	10,000	845,900
Quanta Services, Inc. (a)	11,500	232,875
Stericycle, Inc. (a)	7,000	844,200
United Technologies Corporation	15,500	1,489,085
		9,325,236
Information Technology - 21.6%
Accenture plc - Class A	9,500	992,750
Alphabet, Inc. - Class A (a)	1,400	1,089,214
Alphabet, Inc. - Class C (a)	1,602	1,215,726
Apple, Inc.	40,945	4,309,871
Automatic Data Processing, Inc.	7,500	635,400
CDK Global, Inc.	8,383	397,941
Intel Corporation	12,000	413,400
MasterCard, Inc. - Class A	26,750	2,604,380
Microsoft Corporation	7,000	388,360
NVIDIA Corporation	8,000	263,680
QUALCOMM, Inc.	12,500	624,812
TE Connectivity Ltd.	12,500	807,625

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.7% (Continued)	Shares	Value
Information Technology - 21.6% (Continued)
Texas Instruments, Inc.	12,000	$657,720
Visa, Inc. - Class A	42,000	3,257,100
		17,657,979
Materials - 2.2%
Dow Chemical Company (The)	11,000	566,280
Ecolab, Inc.	6,000	686,280
Praxair, Inc.	5,000	512,000
		1,764,560
Utilities - 2.7%
AGL Resources, Inc.	6,000	382,860
Duke Energy Corporation	8,250	588,968
Southern Company (The)	11,000	514,690
WEC Energy Group, Inc	14,000	718,340
		2,204,858

Total Common Stocks (Cost $42,097,900)		$73,448,024

EXCHANGE-TRADED FUNDS - 6.5%	Shares	Value
iShares Nasdaq Biotechnology ETF	3,000	$1,014,990
ProShares Large Cap Core Plus	24,000	1,184,640
Vanguard Mid-Cap ETF	25,900	3,110,849
Total Exchange-Traded Funds (Cost $3,154,035)		$5,310,479

COMMERCIAL PAPER - 3.7%	Par Value	Value
U.S. Bank, N.A., discount, 0.05% (b), due 01/04/2016 (Cost $3,035,987)	$3,036,000	$3,035,987

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.26% (c) (Cost $203,404)	203,404	$203,404

Total Investments at Value - 100.1% (Cost $48,491,326)		$81,997,894

Liabilities in Excess of Other Assets - (0.1%)		(116,493)

Net Assets - 100.0%		$81,881,401

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 85.3%	Shares	Value
Consumer Discretionary - 14.6%
Buffalo Wild Wings, Inc. (a)	2,035	$324,888
Cracker Barrel Old Country Store, Inc.	2,500	317,075
D.R. Horton, Inc.	5,000	160,150
Dollar Tree, Inc. (a)	6,995	540,154
Gildan Activewear, Inc.	13,400	380,828
Hasbro, Inc.	6,700	451,312
Jarden Corporation (a)	12,137	693,265
Leggett & Platt, Inc.	6,000	252,120
Liberty Global plc - Series A (a)	5,475	231,921
Liberty Global plc - Series C (a)	4,475	182,446
Newell Rubbermaid, Inc.	2,500	110,200
Nordstrom, Inc.	3,900	194,259
O'Reilly Automotive, Inc. (a)	2,395	606,941
Panera Bread Company - Class A (a)	2,390	465,524
Penske Automotive Group, Inc.	3,000	127,020
Ross Stores, Inc.	11,500	618,815
Service Corporation International	15,200	395,504
Tiffany & Company	3,475	265,108
Vail Resorts, Inc.	1,500	191,985
VF Corporation	4,700	292,575
		6,802,090
Consumer Staples - 5.6%
Church & Dwight Company, Inc.	5,600	475,328
Edgewell Personal Care Company	2,500	195,925
Energizer Holdings, Inc.	2,500	85,150
Hormel Foods Corporation	12,000	948,960
J.M. Smucker Company (The)	4,500	555,030
Tyson Foods, Inc. - Class A	7,000	373,310
		2,633,703
Energy - 2.5%
Cameron International Corporation (a)	4,010	253,432
ONEOK, Inc.	11,000	271,260
Valero Energy Corporation	6,450	456,079
Western Refining, Inc.	5,500	195,910
		1,176,681
Financials - 17.2%
Alexander & Baldwin, Inc.	3,000	105,930
Alleghany Corporation (a)	765	365,616
American Financial Group, Inc.	7,100	511,768
Arthur J. Gallagher & Company	6,750	276,345
Axis Capital Holdings Ltd.	5,000	281,100

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.3% (Continued)	Shares	Value
Financials - 17.2% (Continued)
Bank of Hawaii Corporation	6,000	$377,400
Berkley (W.R.) Corporation	6,450	353,137
CME Group, Inc.	4,735	428,991
Eaton Vance Corporation	9,500	308,085
Everest Re Group Ltd.	2,050	375,335
Intercontinental Exchange, Inc.	2,200	563,772
Jones Lang LaSalle, Inc.	2,800	447,608
Kemper Corporation	8,200	305,450
Mid-America Apartment Communities, Inc.	13,800	1,253,178
Nasdaq, Inc.	9,500	552,615
Old Republic International Corporation	21,400	398,682
Realty Income Corporation	11,525	595,036
SEI Investments Company	10,500	550,200
		8,050,248
Health Care - 11.4%
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	346,650
Bio-Techne Corporation	4,500	405,000
Centene Corporation (a)	7,000	460,670
Charles River Laboratories International, Inc. (a)	4,500	361,755
Chemed Corporation	3,000	449,400
Endo International plc (a)	2,000	122,440
Ensign Group, Inc. (The)	16,000	362,080
Henry Schein, Inc. (a)	3,500	553,665
Illumina, Inc. (a)	2,500	479,863
Laboratory Corporation of America Holdings (a)	2,074	256,429
MEDNAX, Inc. (a)	5,000	358,300
ResMed, Inc.	6,000	322,140
Teleflex, Inc.	4,500	591,525
Waters Corporation (a)	2,000	269,160
		5,339,077
Industrials - 10.5%
AMETEK, Inc.	1,350	72,347
C.H. Robinson Worldwide, Inc.	6,000	372,120
Deluxe Corporation	5,000	272,700
Donaldson Company, Inc.	12,000	343,920
Expeditors International of Washington, Inc.	8,000	360,800
Fastenal Company	10,450	426,569
Graco, Inc.	6,000	432,420
Jacobs Engineering Group, Inc. (a)	5,475	229,676
JetBlue Airways Corporation (a)	8,000	181,200
L-3 Communications Holdings, Inc.	3,000	358,530
Matson, Inc.	3,000	127,890

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.3% (Continued)	Shares	Value
Industrials - 10.5% (Continued)
MSC Industrial Direct Company, Inc. - Class A	5,000	$281,350
Pentair plc	2,900	143,637
Snap-on, Inc.	4,275	732,863
Stericycle, Inc. (a)	1,900	229,140
Waste Connections, Inc.	6,000	337,920
		4,903,082
Information Technology - 13.9%
Akamai Technologies, Inc. (a)	5,500	289,465
ANSYS, Inc. (a)	3,500	323,750
Arrow Electronics, Inc. (a)	8,600	465,948
CDK Global, Inc.	9,000	427,230
DST Systems, Inc.	4,600	524,676
Harris Corporation	6,000	521,400
IAC/InterActiveCorp	4,500	270,225
Jack Henry & Associates, Inc.	9,000	702,540
Lam Research Corporation	8,500	675,070
Linear Technology Corporation	7,000	297,290
Microchip Technology, Inc.	6,000	279,240
National Instruments Corporation	12,000	344,280
NVIDIA Corporation	4,000	131,840
SanDisk Corporation	5,000	379,950
Total System Services, Inc.	4,300	214,140
Xilinx, Inc.	7,000	328,790
Zebra Technologies Corporation - Class A (a)	4,500	313,425
		6,489,259
Materials - 6.2%
Airgas, Inc.	1,650	228,228
Albemarle Corporation	9,000	504,090
Ashland, Inc.	3,000	308,100
Martin Marietta Materials, Inc.	2,500	341,450
Packaging Corporation of America	5,000	315,250
Scotts Miracle-Gro Company (The) - Class A	4,000	258,040
Sonoco Products Company	5,000	204,350
Steel Dynamics, Inc.	12,000	214,440
Valspar Corporation (The)	6,000	497,700
		2,871,648
Utilities - 3.4%
AGL Resources, Inc.	8,400	536,004
ONE Gas, Inc.	3,000	150,510
SCANA Corporation	7,530	455,490

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.3% (Continued)	Shares	Value
Utilities - 3.4% (Continued)
Vectren Corporation	10,600	$449,652
		1,591,656

Total Common Stocks (Cost $21,389,097)		$39,857,444

EXCHANGE-TRADED FUNDS - 7.4%	Shares	Value
Guggenheim Mid-Cap Core ETF	26,000	$1,246,180
iShares Nasdaq Biotechnology ETF	3,025	1,023,448
Vanguard Mid-Cap ETF	9,850	1,183,084
Total Exchange-Traded Funds (Cost $2,224,804)		$3,452,712

COMMERCIAL PAPER - 7.2%	Par Value	Value
U.S. Bank, N.A., discount, 0.05% (b), due 01/04/2016 (Cost $3,354,986)	$3,355,000	$3,354,986

MONEY MARKET FUNDS - 0.4%	Shares	Value
Invesco STIT - STIC Prime Portfolio (The) - Institutional Class, 0.26% (c) (Cost $208,119)	208,119	$208,119

Total Investments at Value - 100.3% (Cost $27,177,006)		$46,873,261

Liabilities in Excess of Other Assets - (0.3%)		(161,012)

Net Assets - 100.0%		$46,712,249

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.9%	Par Value	Value
Alabama Drinking Water Financing Auth., Series A, Rev.,
3.00%, due 08/15/2019	$530,000	$563,915
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	470,000	507,045
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/01/2017	250,000	259,077
3.75%, due 02/01/2018	200,000	211,573
Alabama State Public School & College Auth., Capital Improvements, Series D, Rev.,
2.00%, due 09/01/2018	565,000	579,667
Alabama State, Series A, GO,
5.00%, due 08/01/2023	400,000	493,220
Alabaster, AL, Water Rev.,
3.00%, due 09/01/2017	400,000	413,296
Anniston, AL, Waterworks & Sewer Board, Water & Sewer Rev.,
3.50%, due 06/01/2016	500,000	505,630
Athens, AL, Electric Rev., Warrants,
3.00%, due 06/01/2016	510,000	514,682
3.00%, due 06/01/2019	375,000	394,796
Athens, AL, GO, Warrants,
4.00%, due 09/01/2018	300,000	322,299
Auburn University, AL, General Fee Rev.,
5.00%, due 06/01/2018	315,000	345,325
5.00%, due 06/01/2020	350,000	404,985
5.00%, due 06/01/2021	200,000	236,278
Auburn, AL, Refunding & Capital Improvements, Series B, GO, Warrants,
4.00%, due 08/01/2018	200,000	214,730
Auburn, AL, Series A, GO, School Warrants,
5.00%, due 08/01/2018	500,000	550,735
Baldwin Co., AL, Board of Education, Rev.,
5.00%, due 07/01/2018	590,000	627,146
Baldwin Co., AL, GO, Warrants,
4.00%, due 06/01/2019	200,000	218,608
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	335,075

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.9% (Continued)	Par Value	Value
Birmingham, AL, Waterworks Board, Water Rev.,
5.00%, due 01/01/2017	$400,000	$416,944
3.625%, due 07/01/2018	250,000	264,887
Calera, AL, GO, Warrants,
3.00%, due 12/01/2017	410,000	425,498
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	447,470
Chambers Co., AL, Gasoline Tax Anticipation, Rev., Warrants,
2.00%, due 11/01/2019	290,000	291,122
Decatur, AL, Sewer Rev., Warrants,
3.00%, due 08/15/2019	500,000	529,250
Elmore Co., AL, GO, Warrants,
5.00%, due 10/01/2022	415,000	495,763
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	401,272
Florence, AL, Board of Education, Rev.,
3.00%, due 03/01/2016	500,000	502,150
Florence, AL, Electric Rev., Warrants,
3.50%, due 06/01/2017	515,000	531,707
Florence, AL, GO, Warrants,
4.00%, due 08/01/2018	575,000	613,928
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	764,982
4.00%, due 11/01/2019	225,000	247,698
Homewood, AL, Board of Education, Special Tax School Warrants,
4.00%, due 04/01/2017	500,000	518,870
Hoover City, AL, Board of Education, Special Tax School Warrants,
4.00%, due 02/15/2020	470,000	518,556
Huntsville, AL, Electric Systems, Rev.,
3.00%, due 12/01/2016	375,000	383,228
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	500,000	511,965
4.00%, due 09/01/2018	500,000	539,360
Huntsville, AL, Series A, GO, Warrants,
5.00%, due 05/01/2024	665,000	824,148

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.9% (Continued)	Par Value	Value
Limestone Co., AL, Board of Education, Special Tax Warrants,
3.00%, due 11/01/2019	$560,000	$585,122
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	212,018
Madison Co., AL, Board of Education, Rev., Tax Anticipation Warrants,
2.00%, due 09/01/2019	220,000	224,803
Madison Co., AL, GO, Warrants,
4.00%, due 09/01/2021	465,000	523,781
Madison Co., AL, Series A, Water Rev., Warrants,
2.00%, due 07/01/2017	250,000	254,238
Madison Co., AL, Water & Wastewater Board, Rev.,
3.00%, due 12/01/2019	430,000	457,339
Mobile Co., AL, GO, Refunding,
5.00%, due 06/01/2023	520,000	632,367
Montgomery, AL, GO, Warrants,
2.50%, due 04/01/2021	500,000	507,320
Montgomery, AL, Series A, GO, Warrants,
5.00%, due 02/01/2024	220,000	249,128
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	267,115
Morgan Co., AL, Board of Education, Rev., Capital Outlay Warrants,
4.00%, due 03/01/2019	250,000	270,010
Mountain Brook, AL, City Board of Education, GO, Warrants,
3.00%, due 03/01/2020	300,000	320,262
North Alabama Gas District, Rev.,
3.00%, due 06/01/2020	420,000	431,101
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	279,829
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	479,764
3.00%, due 06/01/2018	215,000	223,832

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 96.9% (Continued)	Par Value	Value
Orange Beach, AL, GO, Warrants,
4.00%, due 02/01/2018	$200,000	$212,210
5.00%, due 02/01/2019	240,000	267,226
Prattville, AL, GO, Warrants,
5.00%, due 11/01/2022	400,000	480,512
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	298,918
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	628,386
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	501,770
Sylacauga, AL, Utilities Board, Rev.,
3.00%, due 05/01/2021	310,000	329,710
Trussville, AL, GO,
5.00%, due 10/01/2019	400,000	456,276
Tuscaloosa, AL, Series B, GO, Warrants,
4.00%, due 01/01/2020	500,000	552,040
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	344,617
5.00%, due 07/01/2017	245,000	260,425
Vestavia Hills, AL, GO, Warrants,
4.00%, due 02/01/2018	515,000	545,488
Vestavia Hills, AL, Series A, GO, Warrants,
3.00%, due 02/01/2018	240,000	249,818
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	332,275

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $27,908,060)		$28,304,580

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $637,858)	637,858	$637,858

Total Investments at Value - 99.1% (Cost $28,545,918)		$28,942,438

Other Assets in Excess of Liabilities - 0.9%		259,059

Net Assets - 100.0%		$29,201,497

(a)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2015 (Unaudited)

1. Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Commercial paper held by the Funds is classified as Level 2 since it is valued at amortized cost, which approximates the current market value of the security and is not obtained from a quoted price in an active market.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2015, by security type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$73,448,024	$-	$-	$73,448,024
Exchange-Traded Funds	5,310,479	-	-	5,310,479
Commercial Paper	-	3,035,987	-	3,035,987
Money Market Funds	203,404	-	-	203,404
Total	$78,961,907	$3,035,987	$-	$81,997,894

The Government Street Mid-Cap Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$39,857,444	$-	$-	$39,857,444
Exchange-Traded Funds	3,452,712	-	-	3,452,712
Commercial Paper	-	3,354,986	-	3,354,986
Money Market Funds	208,119	-	-	208,119
Total	$43,518,275	$3,354,986	$-	$46,873,261

The Alabama Tax Free Fund:	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$28,304,580	$-	$28,304,580
Money Market Funds	637,858	-	-	637,858
Total	$637,858	$28,304,580	$-	$28,942,438

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of December 31, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2015:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$48,491,326	$27,177,006	$28,545,918

Gross unrealized appreciation	$34,138,703	$20,085,951	$404,490
Gross unrealized depreciation	(632,135)	(389,696)	(7,970)

Net unrealized appreciation	$33,506,568	$19,696,255	$396,520

4. Concentration of Credit Risk

The Alabama Tax Free Bond Fund invests primarily in debt instruments of municipal issuers in the state of Alabama. The issuers’ abilities to meet their obligations may be affected by economic developments in the state or its region, as well as disruptions in the credit markets and the economy, generally.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Consumer Discretionary - 13.2%
Comcast Corporation - Class A	13,500	$761,805
Dollar Tree, Inc. (a)	9,500	733,590
Home Depot, Inc. (The)	3,500	462,875
Lennar Corporation - Class A	15,800	772,778
Priceline Group, Inc. (The) (a)	575	733,096
Royal Caribbean Cruises Ltd.	8,050	814,741
TJX Companies, Inc. (The)	11,000	780,010
		5,058,895
Consumer Staples - 6.9%
Archer-Daniels-Midland Company	12,500	458,500
CVS Health Corporation	11,500	1,124,355
PepsiCo, Inc.	6,500	649,480
Procter & Gamble Company (The)	4,900	389,109
		2,621,444
Energy - 5.3%
Chevron Corporation	8,500	764,660
Exxon Mobil Corporation	7,300	569,035
Hess Corporation	14,600	707,808
		2,041,503
Financials - 17.3%
ACE Ltd.	3,500	408,975
Ameriprise Financial, Inc.	6,700	713,014
Bank of America Corporation	24,700	415,701
Discover Financial Services	17,000	911,540
Invesco Ltd.	21,300	713,124
JPMorgan Chase & Company	14,300	944,229
MetLife, Inc.	14,400	694,224
Morgan Stanley	20,000	636,200
PNC Financial Services Group, Inc. (The)	8,000	762,480
Wells Fargo & Company	8,000	434,880
		6,634,367
Health Care - 17.0%
Abbott Laboratories	9,600	431,136
Aetna, Inc.	7,200	778,464
Allergan plc (a)	2,650	828,125
AmerisourceBergen Corporation	7,200	746,712
Amgen, Inc.	4,850	787,300
McKesson Corporation	4,200	828,366
Merck & Company, Inc.	14,200	750,044
Thermo Fisher Scientific, Inc.	5,400	765,990

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Health Care - 17.0% (Continued)
UnitedHealth Group, Inc.	5,000	$588,200
		6,504,337
Industrials - 12.2%
CSX Corporation	7,000	181,650
Eaton Corporation plc	9,500	494,380
FedEx Corporation	4,800	715,152
General Electric Company	25,000	778,750
Nielsen Holdings plc	16,000	745,600
Norfolk Southern Corporation	5,900	499,081
Ryder System, Inc.	9,000	511,470
United Technologies Corporation	7,500	720,525
		4,646,608
Information Technology - 19.1%
Alphabet, Inc. - Class A (a)	975	758,560
Alphabet, Inc. - Class C (a)	1,000	758,880
Apple, Inc.	15,900	1,673,634
Cisco Systems, Inc.	28,000	760,340
EMC Corporation	30,000	770,400
Microsoft Corporation	11,300	626,924
Oracle Corporation	19,000	694,070
QUALCOMM, Inc.	10,000	499,850
TE Connectivity Ltd.	11,500	743,015
		7,285,673
Materials - 1.7%
Eastman Chemical Company	9,800	661,598

Telecommunication Services - 1.9%
AT&T, Inc.	21,500	739,815

Total Common Stocks (Cost $24,662,882)		$36,194,240

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
Consumer Staples Select Sector SPDR® Fund (Cost $598,801)	12,500	$631,125

Total Investments at Value - 96.3% (Cost $25,261,683)		$36,825,365

Other Assets in Excess of Liabilities - 3.7%		1,430,328

Net Assets - 100.0%		$38,255,693

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.2%	Par Value	Value
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	$520,000	$530,452
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	730,303
5.00%, due 01/01/2024	250,000	298,445
5.00%, due 01/01/2025	460,000	568,059
City of Winchester, Virginia, GO,
5.00%, due 09/01/2027	125,000	153,250
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	837,982
Fairfax Co., Virginia, Sewer, Revenue,
4.50%, due 07/15/2030	250,000	277,075
Fairfax Co., Virginia, Water, Revenue,
5.00%, due 04/01/2027	500,000	593,600
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017,
prerefunded 07/01/2016 @ 100	500,000	511,555
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022,
prerefunded 04/01/2018 @ 100	400,000	436,164
5.00%, due 07/01/2026	500,000	616,065
Hampton Roads Sanitation District, Virginia, Wastewater, Series A, Revenue,
5.00%, due 01/01/2027	400,000	460,736
Hampton, Virginia, GO,
5.00%, due 04/01/2025	500,000	595,640
Harrisonburg, Virginia, GO,
5.00%, due 07/15/2022	350,000	423,885
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	394,800
5.00%, due 05/01/2022	430,000	482,279
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	516,270
Louisa, Virginia, Industrial Dev. Authority, Poll Control Revenue,
2.15%, due 11/01/2035	200,000	204,306
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	708,437

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.2% (Continued)	Par Value	Value
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	$250,000	$284,032
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019,
prerefunded 02/01/2017 @ 100	500,000	523,315
Newport News, Virginia, GO,
5.00%, due 07/15/2025	350,000	442,081
Northern Virginia Transportation Authority, Special Tax, Revenue,
5.00%, due 06/01/2026	400,000	487,568
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	228,038
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	578,005
Rappahannock Virginia Regional Jail Authority, Revenue,
5.00%, due 10/01/2024	300,000	369,603
Roanoke, Virginia, Public Improvement, Series A, GO,
5.00%, due 07/15/2025	400,000	484,768
Spotsylvania Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2021	300,000	353,733
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2023	400,000	490,308
Stafford Co., Virginia, Public Improvement, GO,
5.00%, due 08/01/2026	375,000	471,889
Suffolk, Virginia, Public Improvement, GO,
5.00%, due 02/01/2022	400,000	482,364
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	269,375
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	274,187
5.00%, due 07/01/2027	350,000	435,306

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.2% (Continued)	Par Value	Value
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021,
prerefunded 06/01/2019 @ 100	$250,000	$282,932
5.00%, due 03/01/2023	300,000	368,127
4.00%, due 04/01/2027	205,000	228,145
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	581,190
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 03/01/2019	250,000	279,957
4.00%, due 09/01/2026	500,000	559,020
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Revenue,
5.00%, due 03/15/2023	500,000	596,705
5.00%, due 03/15/2025	500,000	600,470
Virginia Small Business Financing Authority, Healthcare Facilities, Revenue,
5.00%, due 11/01/2017	250,000	268,703
Virginia State Housing Dev. Authority, Revenue,
3.05%, due 07/01/2021	200,000	212,716
Virginia State Public School Authority, Revenue,
5.00%, due 08/01/2023	500,000	606,400
5.00%, due 07/15/2026	300,000	362,655
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020, prerefunded 08/01/2016 @ 100	585,000	600,666
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	551,140
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021,
prerefunded 10/01/2019 @ 100	500,000	570,145
Virginia State Resources Authority, Infrastructure, Revenue,
5.00%, due 11/01/2024,
prerefunded 11/01/2018 @ 100	255,000	283,494
5.00%, due 11/01/2024	245,000	270,262

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 92.2% (Continued)	Par Value	Value
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	$150,000	$179,927
Virginia State, Series B, GO,
5.00%, due 06/01/2017	250,000	265,223
Western Virginia Regional Jail Authority, Revenue,
5.00%, due 12/01/2023	250,000	304,928

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $22,595,354)		$23,486,680

WASHINGTON, D.C. REVENUE BONDS - 2.1%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $503,765)	$500,000	$549,160

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
SPDR Nuveen Barclays Short Term Municipal Bond ETF (Cost $120,500)	5,000	$121,800

MONEY MARKET FUNDS - 3.4%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $856,805)	856,805	$856,805

Total Investments at Value - 98.2% (Cost $24,076,424)		$25,014,445

Other Assets in Excess of Liabilities - 1.8%		457,955

Net Assets - 100.0%		$25,472,400

(a)	The rate shown is the 7-day effective yield as of December 31, 2015.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2015 (Unaudited)

1. Securities Valuation

The portfolio securities of The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies.

Fixed income securities are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.

When market quotations are not readily available, if a pricing service cannot provide a price or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2015, by security type:

The Jamestown Equity Fund:	Level 1	Level 2	Level 3	Total

Common Stocks	$36,194,240	$-	$-	$36,194,240
Exchange-Traded Funds	631,125	-	-	631,125
Total	$36,825,365	$-	$-	$36,825,365

The Jamestown Tax Exempt Virginia Fund:	Level 1	Level 2	Level 3	Total

Municipal Bonds	$-	$24,035,840	$-	$24,035,840
Exchange-Traded Funds	121,800	-	-	121,800
Money Market Funds	856,805	-	-	856,805
Total	$978,605	$24,035,840	$-	$25,014,445

Refer to The Jamestown Equity Fund’s Schedules of Investments for a listing of the common stocks by sector type. As of December 31, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of December 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2015:

	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$25,365,324	$24,076,424

Gross unrealized appreciation	$12,076,415	$942,161
Gross unrealized depreciation	(616,374)	(4,140)

Net unrealized appreciation	$11,460,041	$938,021

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4. Concentration of Credit Risk

The Jamestown Tax Exempt Virginia Fund invests primarily in debt instruments of municipal issuers in the Commonwealth of Virginia. The issuers’ abilities to meet their obligations may be affected by economic developments in the Commonwealth or its region, as well as disruptions in the credit markets and the economy, generally.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund)

Date	February 22, 2016

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	February 22, 2016

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Equity Fund)

Date	February 22, 2016

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)

Date	February 22, 2016

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund and Davenport Balanced Income Fund)

Date	February 22, 2016

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	February 22, 2016

*	Print the name and title of each signing officer under his or her signature.